FINANCIAL LIABILTIES (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedule of Financial Liabilities

	As of
US$ MILLIONS	June 30, 2026	December 31, 2025
Current:
Interest rate swaps	$29	$17
Total current financial liabilities	$29	$17

Non-current:
Interest rate swaps	$28	$6
Total non-current financial liabilities	$28	$6
The following table provides a continuity schedule of outstanding exchangeable shares, class A.2 shares, class B shares, and class C shares along with our corresponding liability and remeasurement gains and losses:

	Exchangeable shares outstanding (Shares)	Class A.2 shares outstanding (Shares)	BIHC Class B shares outstanding (Shares)	Class C shares outstanding (Shares)	Shares classified as financial liability (US$ Millions)
Balance at January 1, 2025	119,039,120	13,012,789	3	11,117,660	$4,644
Share issuance	833,272	—	—	—	38
Share issuance - BIPC exchangeable LP unit exchanges	155,557	—	—	—	7
Shares exchanged to units	(45,782)	—	—	—	(1)
Remeasurement of liability	—	—	—	—	441
Balance at December 31, 2025	119,982,167	13,012,789	3	11,117,660	$5,129
Share issuance	2,982,920	—	—	—	139
Share issuance - BIPC exchangeable LP unit exchanges	48,473	—	—	—	2
Shares exchanged to units	(8,174)	—	—	—	—
Remeasurement of liability	—	—	—	—	122
Balance at June 30, 2026	123,005,386	13,012,789	3	11,117,660	$5,392